Investment Property, Net - Summary of Investment Property (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,691,625	₩ 1,955,896	₩ 1,616,294
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	794,740	866,450	787,304
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	752,471	942,851	655,786
Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,210	1,755	1,873
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	143,204	144,840	₩ 171,331
Gross amount [member]
Disclosure of detailed information about investment property [line items]
Investment property	2,001,417	2,242,009
Gross amount [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	804,839	876,549
Gross amount [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,002,446	1,173,721
Gross amount [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	2,455	3,342
Gross amount [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	191,677	188,397
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Investment property	(309,792)	(286,113)
Accumulated depreciation, amortization and impairment [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	(10,099)	(10,099)
Accumulated depreciation, amortization and impairment [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	(249,975)	(230,870)
Accumulated depreciation, amortization and impairment [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	(1,245)	(1,587)
Accumulated depreciation, amortization and impairment [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ (48,473)	₩ (43,557)